                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
   (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2004

Date of reporting period: October 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Small-Mid Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

FUND REPORT

For the six months ended October 31, 2003

TOTAL RETURN FOR THE SIX-MONTHS ENDED OCTOBER 31, 2003

                                                  RUSSELL          LIPPER
                                                     2500         MID-CAP
                                                    VALUE     VALUE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)        INDEX(2)
  24.32%      23.97%      23.97%      24.48%      29.01%           25.66%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

Equity markets provided a favorable environment across the board for the six months ended October 31, 2003. The stock market rally that began in mid-March was supported by a series of macroeconomic trends including accommodative fiscal and monetary policy, increased consumer confidence and the release of more constructive economic data. In addition, corporate earnings results were strong in the second and third quarters of 2003, with many companies exceeding both the previous years' figures and investors' expectations. These forces drove the rally to continue straight through to the end of the period, with the exception of September.

Performance within the equity universe was highly varied, both by market capitalization and by style. The strongest performers tended to be higher beta, more speculative companies, many of which lagged most significantly in the prior bear market. Smaller companies tended to outperform larger firms, and on a style basis, growth outperformed value. Within the Russell 2500 Value Index, the leading sectors were technology, health care (including biotechnology) and producer durables (a sector which includes homebuilders and semiconductor-capital equipment), reflecting the market's strong preference for higher-growth, higher-beta stocks. Lagging sectors included energy, utilities, and consumer staples, which tend to be more defensive.

PERFORMANCE ANALYSIS

The Fund enjoyed a strong absolute return, but underperformed its benchmark, the Russell 2500 Value Index, during the period. The Fund lagged largely because of its valuation discipline and quality bias, which led us to de-emphasize the higher-growth and, in many cases, more speculative names that led the market in the rally. We remained true to our long-term focus on attractively valued, high-quality stocks with strong financial characteristics, such as free cash flow and return on assets, and solid company management. Investors, however, seemed to downplay fundamentals, notably in the small-mid cap range, as companies with weaker and, in some cases, negative earnings outperformed companies with better earnings.

In particular, the Fund suffered from lagging performance in its technology and health care holdings. While the Fund's stocks in these sectors performed well, their more-speculative peers outstripped their returns. In addition, the Fund entered the period with an overweighting in technology and took profits by selling into strength as a number of stocks hit their price targets. However, while the Fund benefited from these stocks' performance, the sales had the effect of lowering its exposure to a top-performing sector. Within the health care sector, similar to technology, our emphasis was on quality, and our valuation discipline kept us from owning many of the speculative companies that performed so well.

Despite favorable stock selection within the energy sector, the Fund's overweight stance in energy negatively impacted performance somewhat, as energy was the worst performing sector within the benchmark during the period. Although oil and natural gas prices have been high, which tends to benefit smaller players (especially the drillers and services companies), there are concerns that prices are unsustainable at these levels and the next leg will be down, limiting the perceived upside on many of these companies. Finally, stock selection in consumer staples also detracted slightly from performance during the period.

On a positive note, the Fund benefited from stock selection within the materials & processing and integrated oils sectors. Stock selection within utilities was also favorable. Other positive contributors included strong-performing individual positions in the cable, telecommunications equipment, and reinsurance industry groups. Finally, the Fund benefited from its overweight position in producer durables and its underweight position in financial services.

   TOP 10 HOLDINGS
   Reinsurance Group Amer Inc.                          3.0%
   Stone Energy Corp.                                   2.8
   Murphy Oil Corp.                                     2.5
   Markel Corp.                                         2.5
   Apria Healthcare Group Inc.                          2.5
   Freeport-McMoran Copper-C                            2.5
   Allete Inc.                                          2.4
   Metro Goldwyn Mayer Inc.                             2.3
   Commerce Bancshares                                  2.3
   Bard (C.R.) Inc.                                     2.2

   TOP FIVE INDUSTRIES
   Oil & Gas Production                                 6.2%
   Regional Banks                                       4.7
   Specialty Insurance                                  4.6
   Electric Utilities                                   3.9
   Life/Health Insurance                                3.9

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE FUND EMPLOYS A VALUE-ORIENTED APPROACH THAT SEEKS TO IDENTIFY SECURITIES WHOSE MARKET VALUE IS LESS THAN THEIR INTRINSIC VALUE.

2. STOCK SELECTION FOCUSES ON SECURITIES WITH MARKET-TO-BOOK RATIOS AND PRICE EARNINGS RATIOS THAT ARE LOWER THAN THOSE OF THE GENERAL MARKET AVERAGES OF SIMILAR COMPANIES.

3. THE INVESTMENT MANAGER MAY ALSO CONSIDER A COMPANY'S DIVIDEND YIELD, GROWTH IN SALES, BALANCE SHEET, MANAGEMENT CAPABILITIES, EARNINGS AND CASH FLOW, AS WELL AS OTHER FACTORS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

FUND PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED OCTOBER 31, 2003

                             CLASS A SHARES*         CLASS B SHARES**          CLASS C SHARES+         CLASS D SHARES++
                                    05/28/02                 05/28/02                 05/28/02                 05/28/02
   SYMBOL                             JBJAX                     JBJBX                    JBJCX                    JBJDX
   1 YEAR                             32.19%(3)                 31.29%(3)                31.29%(3)                32.48%(3)
                                      25.25(4)                  26.29(4)                 30.29(4)                    --
   SINCE INCEPTION                    13.04(3)                  12.24(3)                 12.24(3)                 13.30(3)
                                       8.84(4)                   9.55(4)                 12.24(4)                    --

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Russell 2500 Value Index measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.

(2) The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (94.9%)
              Aerospace & Defense
              (2.1%)
  164,600     DRS Technologies,
               Inc.*...................  $  3,960,276
                                         ------------
              Agricultural Commodities/
              Milling (1.8%)
  126,800     Bunge Ltd. ..............     3,436,280
                                         ------------
              Apparel/Footwear (1.1%)
   53,400     Reebok International
               Ltd. ...................     2,079,930
                                         ------------
              Beverages: Non-Alcoholic
              (1.6%)
  144,610     Coca-Cola Femsa S.A. de
               C.V. (Series L) (ADR)
               (Mexico)................     2,921,122
                                         ------------
              Broadcasting (1.6%)
  261,700     Sinclair Broadcast Group,
               Inc. (Class A)*.........     3,046,188
                                         ------------
              Casino/Gaming (0.8%)
   33,500     GTECH Holdings Corp. ....     1,496,780
                                         ------------
              Chemicals: Agricultural
              (1.7%)
  211,400     Agrium Inc. (Canada).....     3,249,218
                                         ------------
              Chemicals: Specialty
              (1.7%)
   54,200     Cytec Industries,
               Inc.*...................     1,892,122
   69,700     OM Group, Inc.*..........     1,247,630
                                         ------------
                                            3,139,752
                                         ------------
              Commercial Printing/
              Forms (2.2%)
  286,300     Moore Wallace Inc.
               (Canada)*...............     4,094,090
                                         ------------
              Computer Peripherals
              (1.3%)
   46,800     Imation Corp. ...........     1,593,540
   35,000     Storage Technology
               Corp.*..................       843,500
                                         ------------
                                            2,437,040
                                         ------------
              Contract Drilling (0.9%)
   70,500     Rowan Companies, Inc.*...     1,688,475
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electric Utilities (4.0%)
  110,200     PNM Resources Inc. ......  $  3,116,456
  122,900     Puget Energy, Inc. ......     2,793,517
   44,300     Wisconsin Energy
               Corp. ..................     1,450,825
                                         ------------
                                            7,360,798
                                         ------------
              Electrical Products
              (2.1%)
   92,900     Hubbell, Inc. (Class
               B)......................     3,979,836
                                         ------------
              Electronic Equipment/
              Instruments (1.0%)
   88,700     Thermo Electron Corp.*...     1,949,626
                                         ------------
              Electronics/Appliance
              Stores (1.4%)
  128,400     Movie Gallery, Inc.*.....     2,655,312
                                         ------------
              Finance/Rental/ Leasing
              (1.1%)
   39,900     Doral Financial Corp. ...     2,014,950
                                         ------------
              Financial Publishing/
              Services (1.1%)
   44,200     Dun & Bradstreet
               Corp.*..................     2,057,510
                                         ------------
              Food: Meat/Fish/ Dairy
              (1.3%)
  115,000     Smithfield Foods,
               Inc.*...................     2,444,900
                                         ------------
              Gas Distributors (1.5%)
   99,100     AGL Resources, Inc. .....     2,789,665
                                         ------------
              Home Furnishings (0.8%)
   60,400     Furniture Brands
               International, Inc. ....     1,465,304
                                         ------------
              Industrial Conglomerates
              (2.4%)
  149,300     ALLETE, Inc. ............     4,510,353
                                         ------------
              Industrial Machinery
              (1.0%)
   91,100     Flowserve Corp.*.........     1,863,906
                                         ------------

6
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Information Technology
              Services (2.9%)
   46,700     Black Box Corp. .........  $  2,010,902
  215,100     Unisys Corp.*............     3,303,936
                                         ------------
                                            5,314,838
                                         ------------
              Integrated Oil (2.5%)
   80,000     Murphy Oil Corp. ........     4,718,400
                                         ------------
              Investment Managers
              (0.8%)
   54,800     Federated Investors, Inc.
               (Class B)...............     1,515,220
                                         ------------
              Life/Health Insurance
              (3.9%)
  138,100     Reinsurance Group of
               America, Inc. ..........     5,517,095
   42,000     Torchmark Corp. .........     1,842,960
                                         ------------
                                            7,360,055
                                         ------------
              Major Banks (1.0%)
   42,000     Popular, Inc. ...........     1,890,000
                                         ------------
              Medical Specialties
              (3.3%)
   51,500     Bard (C.R.), Inc. .......     4,122,575
   47,700     DENTSPLY International,
               Inc. ...................     2,107,863
                                         ------------
                                            6,230,438
                                         ------------
              Medical/Nursing Services
              (2.5%)
  159,300     Apria Healthcare Group,
               Inc.*...................     4,619,700
                                         ------------
              Miscellaneous
              Manufacturing (2.2%)
   39,900     Ametek, Inc. ............     1,877,295
   38,100     Carlisle Companies,
               Inc. ...................     2,185,035
                                         ------------
                                            4,062,330
                                         ------------
              Movies/Entertainment
              (3.7%)
  301,800     Crown Media Holdings,
               Inc. (Class A)*.........     2,692,056
  268,900     Metro-Goldwyn-Mayer
               Inc.*...................     4,291,644
                                         ------------
                                            6,983,700
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oil & Gas Production
              (6.2%)
   42,500     Cabot Oil & Gas Corp. ...  $  1,085,875
   84,100     Noble Energy, Inc. ......     3,340,452
   70,000     Pioneer Natural Resources
               Co.*....................     1,851,500
  147,000     Stone Energy Corp.*......     5,312,580
                                         ------------
                                           11,590,407
                                         ------------
              Oilfield Services/
              Equipment (1.6%)
  137,900     Universal Compression
               Holdings, Inc.*.........     3,032,421
                                         ------------
              Other Transportation
              (1.3%)
  238,100     Laidlaw International
               Inc.*...................     2,447,668
                                         ------------
              Packaged Software (1.3%)
  238,176     MSC. Software Corp.*.....     2,453,213
                                         ------------
              Pharmaceuticals: Other
              (1.1%)
  329,500     Savient Pharmaceuticals
               Inc.*...................     1,993,475
                                         ------------
              Precious Metals (2.5%)
  118,200     Freeport-McMoRan Copper &
               Gold, Inc. (Class B)....     4,580,250
                                         ------------
              Property - Casualty
              Insurers (0.5%)
   22,000     RenaissanceRe Holdings
               Ltd. (ADR) (Bermuda)....       989,560
                                         ------------
              Real Estate Investment
              Trusts (2.3%)
   87,900     CarrAmerica Realty
               Corp. ..................     2,643,153
   75,800     Reckson Associates Realty
               Corp. ..................     1,684,276
                                         ------------
                                            4,327,429
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Regional Banks (4.7%)
   88,950     Commerce Bancshares,
               Inc. ...................  $  4,258,926
   65,800     Community First
               Bankshares, Inc. .......     1,786,470
  115,100     Sky Financial Group,
               Inc. ...................     2,802,685
                                         ------------
                                            8,848,081
                                         ------------
              Restaurants (1.9%)
  208,400     AFC Enterprises, Inc.*...     3,490,700
                                         ------------
              Savings Banks (1.6%)
   66,300     Webster Financial
               Corp. ..................     2,963,610
                                         ------------
              Specialty Insurance
              (4.6%)
   18,500     Markel Corp.*............     4,669,215
   72,900     Radian Group, Inc. ......     3,856,410
                                         ------------
                                            8,525,625
                                         ------------
              Specialty Stores (1.2%)
   95,200     Borders Group, Inc.*.....     2,156,280
                                         ------------
              Specialty
              Telecommunications (1.5%)
  220,000     Crown Castle
               International Corp.*....     2,785,200
                                         ------------
              Telecommunication
              Equipment (1.8%)
   88,800     Harris Corp. ............     3,305,136
                                         ------------
              Trucking (0.6%)
   66,700     SCS Transportation
               Inc. ...................     1,001,167
                                         ------------
              Trucks/Construction/Farm
              Machinery (2.0%)
  164,300     Terex Corp.*.............     3,706,608
                                         ------------
              Wholesale Distributors
              (0.9%)
   54,800     Genuine Parts Co. .......     1,743,736
                                         ------------
              Total Common Stocks
              (Cost $141,020,113)......   177,276,558
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (4.1%)
              Repurchase Agreement
  $ 7,646     Joint repurchase
               agreement account 1.065%
               due 11/03/03 (dated
               10/31/03; proceeds
               $7,646,679) (a)
               (Cost $7,646,000).......  $  7,646,000
                                         ------------

Total Investments
(Cost $148,666,113) (b).....    99.0%     184,922,558
Other Assets in Excess of
Liabilities.................     1.0        1,914,863
                               -----     ------------
Net Assets..................   100.0%    $186,837,421
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $38,013,868 and the aggregate gross unrealized depreciation is $1,757,423, resulting in net unrealized appreciation of $36,256,445.

8
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2003 (unaudited)

Assets:
Investments in securities, at value
 (cost $148,666,113)...................  $184,922,558
Receivable for:
    Investments sold...................     1,851,901
    Shares of beneficial interest
     sold..............................       454,923
    Dividends..........................        77,007
Prepaid expenses and other assets......        64,932
                                         ------------
    Total Assets.......................   187,371,321
                                         ------------
Liabilities:
Payable for:
    Shares of beneficial interest
     redeemed..........................       247,921
    Distribution fee...................       134,046
    Investment management fee..........       115,604
Accrued expenses and other payables....        36,329
                                         ------------
    Total Liabilities..................       533,900
                                         ------------
    Net Assets.........................  $186,837,421
                                         ============
Composition of Net Assets:
Paid-in-capital........................  $156,487,145
Net unrealized appreciation............    36,256,445
Net investment loss....................      (720,755)
Accumulated net realized loss..........    (5,185,414)
                                         ------------
    Net Assets.........................  $186,837,421
                                         ============
Class A Shares:
Net Assets.............................   $14,090,052
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     1,182,545
    Net Asset Value Per Share..........        $11.92
                                         ============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value)......................        $12.58
                                         ============
Class B Shares:
Net Assets.............................  $137,392,756
Shares Outstanding (unlimited
 authorized, $.01 par value)...........    11,656,321
    Net Asset Value Per Share..........        $11.79
                                         ============
Class C Shares:
Net Assets.............................   $21,764,244
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     1,846,447
    Net Asset Value Per Share..........        $11.79
                                         ============
Class D Shares:
Net Assets.............................   $13,590,369
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     1,136,829
    Net Asset Value Per Share..........        $11.95
                                         ============

Statement of Operations
For the six months ended October 31, 2003 (unaudited)

Net Investment Loss:
Income
Dividends (net of $5,828 foreign
 withholding tax).......................  $   873,989
Interest................................       40,054
                                          -----------
    Total Income........................      914,043
                                          -----------
Expenses
Investment management fee...............      633,275
Distribution fee (Class A shares).......       16,072
Distribution fee (Class B shares).......      613,813
Distribution fee (Class C shares).......       99,512
Transfer agent fees and expenses........      175,719
Professional fees.......................       29,137
Registration fees.......................       24,819
Shareholder reports and notices.........       13,975
Offering costs..........................       12,609
Trustees' fees and expenses.............        6,521
Custodian fees..........................        5,536
Other...................................        3,810
                                          -----------
    Total Expenses......................    1,634,798
                                          -----------
    Net Investment Loss.................     (720,755)
                                          -----------
Net Realized and Unrealized Gain:
Net realized gain.......................    6,522,817
Net change in unrealized appreciation...   29,543,235
                                          -----------
    Net Gain............................   36,066,052
                                          -----------
Net Increase............................  $35,345,297
                                          ===========

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                                 FOR THE PERIOD
                                                                FOR THE SIX      MAY 28, 2002*
                                                                MONTHS ENDED        THROUGH
                                                              OCTOBER 31, 2003   APRIL 30, 2003
                                                              ----------------   --------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $   (720,755)     $   (903,887)
Net realized gain (loss)....................................       6,522,817       (11,708,231)
Net change in unrealized appreciation.......................      29,543,235         6,713,210
                                                                ------------      ------------
    Net Increase (Decrease).................................      35,345,297        (5,898,908)

Net increase from transactions in shares of beneficial
  interest..................................................       4,850,659       152,440,373
                                                                ------------      ------------
    Net Increase............................................      40,195,956       146,541,465
Net Assets:
Beginning of period.........................................     146,641,465           100,000
                                                                ------------      ------------
End of Period
(Including a net investment loss of $720,755 and $0,
respectively)...............................................    $186,837,421      $146,641,465
                                                                ============      ============

---------------------

     *   Commencement of operations.

10
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Small-Mid Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing in common stocks and other equities of small and mid-size companies. The Fund was organized as a Massachusetts business trust on February 21, 2002 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or the Investment Manager determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $163,255 which have been reimbursed by the Fund for the full amount thereof, exclusive of costs waived by the Investment Manager of $1,278. Such expenses were deferred and fully amortized as of May 27, 2003.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,401,186 at October 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended October 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended October 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $620, $200,273 and $12,323, respectively and received $59,224 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 2003 aggregated $43,697,723 and $43,868,660, respectively. Included in the aforementioned transactions are purchases and sales of $265,794 and $3,471,500 respectively, with other Morgan Stanley funds, including a realized gain of $935,625.

For the six months ended October 31, 2003, the Fund incurred brokerage commissions of $21,801 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $2,300.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                        FOR THE PERIOD
                                                          FOR THE SIX                    MAY 28, 2002*
                                                         MONTHS ENDED                       THROUGH
                                                       OCTOBER 31, 2003                 APRIL 30, 2003
                                                   -------------------------       -------------------------
                                                          (unaudited)
                                                     SHARES        AMOUNT            SHARES        AMOUNT
                                                   ----------   ------------       ----------   ------------
CLASS A SHARES
Sold.............................................     252,158   $  2,777,595        1,595,457   $ 15,548,538
Redeemed.........................................    (248,688)    (2,716,924)        (418,882)    (3,808,270)
                                                   ----------   ------------       ----------   ------------
Net increase - Class A...........................       3,470         60,671        1,176,575     11,740,268
                                                   ----------   ------------       ----------   ------------
CLASS B SHARES
Sold.............................................   2,084,418     22,826,843       13,592,180    131,732,787
Redeemed.........................................  (1,428,547)   (15,607,834)      (2,594,230)   (23,355,379)
                                                   ----------   ------------       ----------   ------------
Net increase - Class B...........................     655,871      7,219,009       10,997,950    108,377,408
                                                   ----------   ------------       ----------   ------------
CLASS C SHARES
Sold.............................................     244,254      2,675,419        2,529,877     24,641,070
Redeemed.........................................    (308,542)    (3,286,380)        (621,642)    (5,623,888)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class C................     (64,288)      (610,961)       1,908,235     19,017,182
                                                   ----------   ------------       ----------   ------------
CLASS D SHARES
Sold.............................................     153,556      1,694,857        2,096,092     20,565,439
Redeemed.........................................    (320,269)    (3,512,917)        (795,050)    (7,259,924)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class D................    (166,713)    (1,818,060)       1,301,042     13,305,515
                                                   ----------   ------------       ----------   ------------
Net increase in Fund.............................     428,340   $  4,850,659       15,383,802   $152,440,373
                                                   ==========   ============       ==========   ============

---------------------
   * Commencement of operations.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 (UNAUDITED) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of April 30, 2003, the Fund had a net capital loss carryforward of $5,960,983 which will expire on April 30, 2011 to offset future capital gains to the extent provided by regulations.

As of April 30, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                        FOR THE PERIOD
                                                                FOR THE SIX             MAY 28, 2002*
                                                                MONTHS ENDED               THROUGH
                                                              OCTOBER 31, 2003          APRIL 30, 2003
                                                              ----------------          --------------
                                                                (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........................       $ 9.58                   $10.00
                                                                   ------                   ------

Income (loss) from investment operations:
    Net investment loss++...................................        (0.01)                   (0.01)
    Net realized and unrealized gain (loss).................         2.35                    (0.41)
                                                                   ------                   ------

Total income (loss) from investment operations..............         2.34                    (0.42)
                                                                   ------                   ------

Net asset value, end of period..............................       $11.92                   $ 9.58
                                                                   ======                   ======

Total Return+(1)............................................        24.32 %                  (4.20)%

Ratios to Average Net Assets:(2)(3)
Expenses....................................................         1.32 %                   1.39 %

Net investment loss.........................................        (0.24)%                  (0.08)%

Supplemental Data:
Net assets, end of period, in thousands.....................      $14,090                  $11,296

Portfolio turnover rate(1)..................................           27 %                     69 %

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

16
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                        FOR THE PERIOD
                                                                FOR THE SIX             MAY 28, 2002*
                                                                MONTHS ENDED               THROUGH
                                                              OCTOBER 31, 2003          APRIL 30, 2003
                                                              ----------------          --------------
                                                                (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $ 9.51                   $10.00
                                                                    ------                   ------

Income (loss) from investment operations:
    Net investment loss++...................................         (0.05)                   (0.07)
    Net realized and unrealized gain (loss).................          2.33                    (0.42)
                                                                    ------                   ------

Total income (loss) from investment operations..............          2.28                    (0.49)
                                                                    ------                   ------

Net asset value, end of period..............................        $11.79                   $ 9.51
                                                                    ======                   ======

Total Return+(1)............................................         23.97 %                  (4.90)%

Ratios to Average Net Assets:(2)(3)
Expenses....................................................          2.07 %                   2.17 %

Net investment loss.........................................         (0.99)%                  (0.86)%

Supplemental Data:
Net assets, end of period, in thousands.....................      $137,393                 $104,653

Portfolio turnover rate(1)..................................            27 %                     69 %

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                        FOR THE PERIOD
                                                                FOR THE SIX             MAY 28, 2002*
                                                                MONTHS ENDED               THROUGH
                                                              OCTOBER 31, 2003          APRIL 30, 2003
                                                              ----------------          --------------
                                                                (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $ 9.51                   $10.00
                                                                    ------                   ------

Income (loss) from investment operations:
    Net investment loss++...................................         (0.05)                   (0.07)
    Net realized and unrealized gain (loss).................          2.33                    (0.42)
                                                                    ------                   ------

Total income (loss) from investment operations..............          2.28                    (0.49)
                                                                    ------                   ------

Net asset value, end of period..............................        $11.79                   $ 9.51
                                                                    ======                   ======

Total Return+(1)............................................         23.97 %                  (4.90)%

Ratios to Average Net Assets:(2)(3)
Expenses....................................................          2.07 %                   2.17 %

Net investment loss.........................................         (0.99)%                  (0.86)%

Supplemental Data:
Net assets, end of period, in thousands.....................       $21,764                  $18,177

Portfolio turnover rate(1)..................................            27 %                     69 %

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

18
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                        FOR THE PERIOD
                                                                FOR THE SIX             MAY 28, 2002*
                                                                MONTHS ENDED               THROUGH
                                                              OCTOBER 31, 2003          APRIL 30, 2003
                                                              ----------------          --------------
                                                                (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $ 9.60                   $10.00
                                                                    ------                   ------

Income (loss) from investment operations:
    Net investment income++.................................          0.00                     0.01
    Net realized and unrealized gain (loss).................          2.35                    (0.41)
                                                                    ------                   ------

Total income (loss) from investment operations..............          2.35                    (0.40)
                                                                    ------                   ------

Net asset value, end of period..............................        $11.95                   $ 9.60
                                                                    ======                   ======

Total Return+(1)............................................         24.48%                   (4.00)%

Ratios to Average Net Assets:(2)(3)
Expenses....................................................          1.07%                    1.17 %

Net investment income.......................................          0.01%                    0.14 %

Supplemental Data:
Net assets, end of period, in thousands.....................       $13,590                  $12,515

Portfolio turnover rate(1)..................................            27%                      69 %

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              19
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Small-Mid Special
Value Fund

Semiannual Report
October 31, 2003

[MORGAN STANLEY LOGO]

39932RPT-00-13061-AP-12/03

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 18, 2003



                                       3